Prepaid Expense and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) (10-K) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense And Other Current Assets
Prepaid expense	$ 1,177	$ 1,290	$ 785
Short-term deposit		13,878
Prepaid expenses and other current assets		$ 15,168	$ 785